Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 44.1%
		Basic Materials: 1.7%
613,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$ 623,456	0.3
29,000		Ashland LLC, 4.750%, 08/15/2022	30,649	0.0
300,000		CF Industries, Inc., 3.450%, 06/01/2023	306,181	0.2
293,000	(1)	Cleveland-Cliffs, Inc., 4.875%, 01/15/2024	276,488	0.1
235,000		Dow Chemical Co/The, 3.150%, 05/15/2024	251,087	0.1
231,000		Eastman Chemical Co., 3.500%, 12/01/2021	238,526	0.1
300,000		Freeport-McMoRan, Inc., 3.875%, 03/15/2023	300,990	0.1
126,000		Nucor Corp., 2.000%, 06/01/2025	130,968	0.1
500,000		Nutrien Ltd., 3.150%, 10/01/2022	518,606	0.3
300,000	(1)	OCI NV, 6.625%, 04/15/2023	303,000	0.2
300,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/2021	316,050	0.2
			3,296,001	1.7

		Communications: 3.0%
230,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	241,852	0.1
250,000		AMC Networks, Inc., 5.000%, 04/01/2024	248,281	0.1
500,000		AT&T, Inc., 3.400%, 05/15/2025	550,133	0.3
210,000		AT&T, Inc., 4.050%, 12/15/2023	233,258	0.1
285,000		Baidu, Inc., 3.875%, 09/29/2023	303,980	0.2
491,000		Booking Holdings, Inc., 4.100%, 04/13/2025	552,274	0.3
200,000		CSC Holdings LLC, 5.875%, 09/15/2022	209,445	0.1
200,000		Comcast Corp., 3.950%, 10/15/2025	229,351	0.1
22,000	(1)	CommScope, Inc., 5.000%, 06/15/2021	22,000	0.0
200,000	(1)	CSC Holdings LLC, 5.375%, 07/15/2023	203,040	0.1
121,000		Fox Corp., 3.050%, 04/07/2025	131,079	0.1
188,000		Fox Corp., 4.030%, 01/25/2024	208,526	0.1
250,000		Hughes Satellite Systems Corp., 7.625%, 06/15/2021	258,069	0.2
40,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	40,267	0.0
248,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	257,236	0.2
300,000		Level 3 Financing, Inc., 5.375%, 01/15/2024	303,343	0.2
250,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	218,591	0.1
250,000	(1)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	251,829	0.1
300,000		Sprint Communications, Inc., 6.000%, 11/15/2022	316,835	0.2
230,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	251,136	0.1
250,000		T-Mobile USA, Inc., 4.000%, 04/15/2022	256,784	0.1
400,000		Walt Disney Co/The, 4.000%, 10/01/2023	438,214	0.2
			5,725,523	3.0

		Consumer, Cyclical: 4.9%
250,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.250%, 05/15/2024	250,693	0.1
350,000	(1)	Allison Transmission, Inc., 5.000%, 10/01/2024	350,213	0.2
350,000		American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	355,360	0.2
265,000		American Honda Finance Corp., 2.050%, 01/10/2023	274,117	0.1
313,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	321,434	0.2
203,000	(1)	BMW US Capital LLC, 3.900%, 04/09/2025	225,821	0.1
514,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	531,269	0.3
150,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	135,075	0.1
125,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	119,649	0.1
160,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	141,831	0.1
796,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	793,672	0.4
300,000		Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	288,657	0.1
300,000		KB Home, 7.625%, 05/15/2023	327,877	0.2
300,000		Lennar Corp., 4.500%, 04/30/2024	312,718	0.2
200,000		L Brands, Inc., 6.625%, 04/01/2021	206,725	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
250,000	(1)	Lions Gate Capital Holdings LLC, 6.375%, 02/01/2024	$ 244,529	0.1
300,000		MGM Resorts International, 6.000%, 03/15/2023	303,782	0.2
306,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	305,124	0.2
200,000	(1)	Nissan Motor Acceptance Corp., 3.875%, 09/21/2023	200,483	0.1
285,000	(1)	Panasonic Corp., 2.536%, 07/19/2022	293,457	0.2
558,000		Ross Stores, Inc., 4.600%, 04/15/2025	641,570	0.3
250,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	224,220	0.1
250,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	257,161	0.1
250,000		Tempur Sealy International, Inc., 5.625%, 10/15/2023	253,411	0.1
400,000		Toll Brothers Finance Corp., 5.875%, 02/15/2022	417,842	0.2
200,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	206,085	0.1
510,000		Toyota Motor Credit Corp., 0.559%, (US0003M + 0.125%), 08/13/2021	509,342	0.3
260,000		VF Corp., 2.400%, 04/23/2025	274,016	0.1
344,000		WW Grainger, Inc., 1.850%, 02/15/2025	359,771	0.2
250,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	235,779	0.1
			9,361,683	4.9

		Consumer, Non-cyclical: 6.7%
490,000	(1)	AbbVie, Inc., 2.150%, 11/19/2021	499,196	0.3
245,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	253,371	0.1
85,000		AbbVie, Inc., 2.900%, 11/06/2022	89,217	0.0
198,000		AbbVie, Inc., 3.375%, 11/14/2021	205,013	0.1
250,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	255,331	0.1
300,000		Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.625%, 06/15/2024	307,800	0.2
285,000		Altria Group, Inc., 2.850%, 08/09/2022	297,060	0.1
117,000		Altria Group, Inc., 3.490%, 02/14/2022	122,054	0.1
195,000		Anthem, Inc., 2.375%, 01/15/2025	206,789	0.1
375,000		BAT Capital Corp., 3.222%, 08/15/2024	402,052	0.2
106,000	(1)	Baxter International, Inc., 3.750%, 10/01/2025	120,855	0.1
202,000		Boston Scientific Corp., 1.900%, 06/01/2025	209,335	0.1
81,000	(1)	Cargill, Inc., 1.375%, 07/23/2023	82,432	0.0
300,000		Centene Corp., 4.750%, 05/15/2022	304,805	0.2
635,000		CVS Health Corp., 3.700%, 03/09/2023	682,559	0.3
490,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	506,316	0.3
200,000		Diageo Capital PLC, 1.375%, 09/29/2025	203,624	0.1
111,000		Express Scripts Holding Co., 3.900%, 02/15/2022	116,442	0.1
712,000		General Mills, Inc., 3.150%, 12/15/2021	733,998	0.4
127,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	134,472	0.1
146,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	152,628	0.1
141,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	143,726	0.1
201,000		Hershey Co/The, 0.900%, 06/01/2025	202,297	0.1
210,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	210,206	0.1
200,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	203,063	0.1
304,000		Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	312,517	0.2
586,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	639,579	0.3
300,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	331,182	0.2
300,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	306,668	0.2
101,000		Mylan, Inc., 4.200%, 11/29/2023	110,427	0.0
300,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/2022	299,460	0.1
235,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	243,343	0.1
300,000	(1)	Prestige Brands, Inc., 6.375%, 03/01/2024	309,782	0.2
507,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	520,832	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
824,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	$ 840,660	0.4
252,000	(1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/2022	257,548	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	208,849	0.1
250,000	(1)	TreeHouse Foods, Inc., 6.000%, 02/15/2024	255,651	0.1
291,000		Unilever Capital Corp., 3.000%, 03/07/2022	303,772	0.2
602,000		UnitedHealth Group, Inc., 3.350%, 07/15/2022	639,305	0.3
331,000	(1)	Upjohn, Inc., 1.650%, 06/22/2025	337,835	0.2
297,000		Zoetis, Inc., 3.250%, 08/20/2021	305,576	0.2
			12,867,627	6.7

		Energy: 3.3%
184,000		Apache Corp., 3.250%, 04/15/2022	178,590	0.1
54,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	58,080	0.0
318,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	328,216	0.2
250,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	223,151	0.1
300,000		DCP Midstream Operating L.P., 3.875%, 03/15/2023	291,933	0.1
663,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	700,191	0.4
491,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	498,835	0.3
243,000		Equinor ASA, 2.875%, 04/06/2025	262,253	0.1
130,000		Exxon Mobil Corp., 2.992%, 03/19/2025	141,573	0.1
437,000		Husky Energy, Inc., 3.950%, 04/15/2022	446,661	0.2
434,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	451,256	0.2
290,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	293,914	0.1
125,000		MPLX L.P., 3.500%, 12/01/2022	130,311	0.1
498,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	514,016	0.3
250,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	241,547	0.1
131,000		Phillips 66, 3.700%, 04/06/2023	140,131	0.1
170,000	(1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	171,087	0.1
936,000		Shell International Finance BV, 1.750%, 09/12/2021	949,585	0.5
355,000		Total Capital International SA, 2.218%, 07/12/2021	360,969	0.2
77,000		Valero Energy Corp., 2.850%, 04/15/2025	81,304	0.0
			6,463,603	3.3

		Financial: 15.9%
400,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	413,756	0.2
349,000		American International Group, Inc., 3.750%, 07/10/2025	386,643	0.2
300,000		Ally Financial, Inc., 3.875%, 05/21/2024	310,466	0.2
506,000		American Express Co., 3.375%, 05/17/2021	517,826	0.3
209,000		American Express Co., 3.700%, 11/05/2021	217,395	0.1
145,000	(2)	American Express Co., 3.700%, 08/03/2023	157,885	0.1
176,000		American Tower Corp., 3.500%, 01/31/2023	188,190	0.1
121,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	131,564	0.1
300,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	331,630	0.2
255,000		Assurant, Inc., 4.200%, 09/27/2023	270,622	0.1
127,000	(1)	Athene Global Funding, 2.550%, 06/29/2025	127,193	0.1
400,000		Banco Santander SA, 3.500%, 04/11/2022	416,134	0.2
183,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	189,365	0.1
1,682,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	1,769,904	0.9
200,000	(2),(3)	Bank of America Corp., 1.319%, 06/19/2026	200,713	0.1
103,000		Bank of Montreal, 3.300%, 02/05/2024	111,831	0.1
103,000		Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	106,847	0.1
275,000		Bank of New York Mellon Corp./The, 1.950%, 08/23/2022	283,461	0.1
75,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	79,773	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
255,000		Bank of Nova Scotia/The, 1.950%, 02/01/2023	$ 262,766	0.1
260,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	268,306	0.1
200,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	200,180	0.1
500,000		BBVA USA, 3.500%, 06/11/2021	510,954	0.3
800,000	(1)	BPCE SA, 2.750%, 01/11/2023	839,090	0.4
215,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	233,406	0.1
300,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	301,374	0.2
170,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	175,788	0.1
490,000		Capital One Financial Corp., 3.200%, 01/30/2023	516,426	0.3
345,000		Chubb INA Holdings, Inc., 2.875%, 11/03/2022	362,927	0.2
300,000		CIT Group, Inc., 5.000%, 08/15/2022	307,309	0.2
182,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	185,673	0.1
878,000		Citigroup, Inc., 2.900%, 12/08/2021	905,009	0.5
39,000	(3)	Citigroup, Inc., 3.106%, 04/08/2026	41,888	0.0
250,000		Citizens Bank NA/Providence RI, 3.700%, 03/29/2023	268,128	0.1
300,000	(1),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	300,523	0.2
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	529,452	0.3
250,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	253,736	0.1
250,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	251,479	0.1
121,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	131,342	0.1
400,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	401,765	0.2
220,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	223,480	0.1
305,000	(1),(3)	Danske Bank A/S, 3.001%, 09/20/2022	309,898	0.2
260,000	(1)	DNB Bank ASA, 2.150%, 12/02/2022	269,214	0.1
230,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	236,843	0.1
247,000		Goldman Sachs Group, Inc./The, 2.350%, 11/15/2021	248,598	0.1
279,000	(3)	HSBC Holdings PLC, 2.099%, 06/04/2026	282,098	0.1
300,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.750%, 09/15/2024	283,969	0.1
503,000		ING Groep NV, 3.150%, 03/29/2022	523,075	0.3
510,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	553,988	0.3
855,000	(3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	885,682	0.5
698,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	742,410	0.4
315,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	334,773	0.2
204,000	(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	207,388	0.1
131,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	136,072	0.1
281,000	(1)	Lloyds Bank PLC, 6.500%, 09/14/2020	283,775	0.1
91,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	99,114	0.1
290,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	318,707	0.2
408,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	425,837	0.2
200,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	208,535	0.1
319,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	324,790	0.2
200,000		Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	207,690	0.1
515,000	(2)	Mizuho Financial Group, Inc., 0.990%, (US0003M + 0.630%), 05/25/2024	504,992	0.3
1,100,000		Morgan Stanley, 3.750%, 02/25/2023	1,188,192	0.6
183,000		Morgan Stanley, 4.000%, 07/23/2025	207,628	0.1
556,000		Morgan Stanley, 5.500%, 07/28/2021	585,608	0.3
250,000		MUFG Union Bank NA, 2.100%, 12/09/2022	257,831	0.1
614,000		National Australia Bank Ltd./New York, 2.500%, 05/22/2022	636,544	0.3
129,000	(1)	National Securities Clearing Corp., 1.200%, 04/23/2023	131,044	0.1
217,000	(1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	223,191	0.1
250,000		Navient Corp., 5.000%, 10/26/2020	249,328	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
200,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	$ 206,773	0.1
250,000		PNC Bank NA, 2.700%, 11/01/2022	261,661	0.1
175,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	177,450	0.1
210,000		Royal Bank of Canada, 0.956%, (US0003M + 0.660%), 10/05/2023	210,442	0.1
202,000		Royal Bank of Canada, 1.150%, 06/10/2025	202,419	0.1
103,000	(2)	Royal Bank of Canada, 1.600%, 04/17/2023	105,705	0.1
265,000		Royal Bank of Canada, 1.950%, 01/17/2023	273,482	0.1
194,000		Royal Bank of Canada, 3.700%, 10/05/2023	212,091	0.1
200,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	215,759	0.1
200,000	(3)	Royal Bank of Scotland Group PLC, 2.359%, 05/22/2024	205,472	0.1
300,000		Springleaf Finance Corp., 6.125%, 05/15/2022	306,452	0.2
245,000	(3)	State Street Corp., 2.354%, 11/01/2025	259,867	0.1
240,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	250,935	0.1
130,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	137,797	0.1
607,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	622,468	0.3
400,000	(2)	Toronto-Dominion Bank/The, 1.150%, 06/12/2025	405,164	0.2
286,000		Truist Bank, 2.150%, 12/06/2024	300,879	0.2
205,000	(1)	UBS AG/London, 1.750%, 04/21/2022	208,924	0.1
355,000	(1),(3)	UBS Group AG, 2.859%, 08/15/2023	368,013	0.2
250,000		US Bank NA/Cincinnati OH, 3.400%, 07/24/2023	270,521	0.1
103,000	(1)	USAA Capital Corp., 1.500%, 05/01/2023	105,720	0.1
445,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	463,530	0.2
91,000		Wells Fargo & Co., 4.125%, 08/15/2023	99,203	0.1
242,000		Westpac Banking Corp., 2.100%, 05/13/2021	245,602	0.1
			30,665,342	15.9

		Industrial: 2.7%
341,000		3M Co., 2.000%, 02/14/2025	359,348	0.2
300,000		AECOM, 5.875%, 10/15/2024	324,781	0.2
300,000		Ball Corp., 4.000%, 11/15/2023	311,435	0.2
250,000		Berry Global, Inc., 5.125%, 07/15/2023	252,211	0.1
300,000	(1)	BMC East LLC, 5.500%, 10/01/2024	303,344	0.2
182,000		Boeing Co/The, 4.875%, 05/01/2025	198,382	0.1
265,000		Caterpillar Financial Services Corp., 2.850%, 05/17/2024	286,960	0.1
110,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	113,572	0.1
140,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	154,982	0.1
250,000	(1)	Colfax Corp., 6.000%, 02/15/2024	258,464	0.1
250,000		Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 01/15/2023	255,779	0.1
91,000		FedEx Corp., 3.800%, 05/15/2025	101,266	0.1
43,000		General Electric Co., 3.150%, 09/07/2022	45,012	0.0
202,000		Honeywell International, Inc., 1.350%, 06/01/2025	207,578	0.1
255,000	(2)	John Deere Capital Corp., 2.050%, 01/09/2025	269,627	0.1
231,000		John Deere Capital Corp., 2.950%, 04/01/2022	241,146	0.1
48,000	(1)	Owens-Brockway Glass Container, Inc., 5.000%, 01/15/2022	48,107	0.0
93,000	(1)	Raytheon Technologies Corp., 2.800%, 03/15/2022	95,972	0.0
200,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	199,595	0.1
305,000		Roper Technologies, Inc., 3.125%, 11/15/2022	319,678	0.2
300,000	(1)	Sealed Air Corp., 5.250%, 04/01/2023	314,732	0.2
484,000	(1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	502,881	0.3
			5,164,852	2.7

		REITs - Hotels: 0.2%
182,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	193,893	0.1
170,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	178,472	0.1
			372,365	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: 2.2%
379,000		Activision Blizzard, Inc., 2.600%, 06/15/2022	$ 393,396	0.2
121,000		Analog Devices, Inc., 2.950%, 04/01/2025	131,246	0.1
400,000		Apple, Inc., 1.125%, 05/11/2025	407,621	0.2
262,000	(1)	Broadcom, Inc., 3.150%, 11/15/2025	278,506	0.1
225,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	231,289	0.1
290,000		Fiserv, Inc., 2.750%, 07/01/2024	309,404	0.2
243,000		HP, Inc., 2.200%, 06/17/2025	251,412	0.1
320,000		International Business Machines Corp., 3.625%, 02/12/2024	353,074	0.2
300,000		NCR Corp., 5.000%, 07/15/2022	300,094	0.2
200,000		NetApp, Inc., 1.875%, 06/22/2025	202,837	0.1
174,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	183,064	0.1
333,000		Oracle Corp., 2.500%, 04/01/2025	358,552	0.2
494,000		salesforce.com, Inc., 3.250%, 04/11/2023	531,111	0.3
220,000		VMware, Inc., 4.500%, 05/15/2025	240,961	0.1
			4,172,567	2.2

		Utilities: 3.5%
150,000	(1)	AES Corp./The, 3.300%, 07/15/2025	154,753	0.1
188,000		Ameren Illinois Co., 2.700%, 09/01/2022	195,475	0.1
152,000		Arizona Public Service Co., 3.350%, 06/15/2024	163,359	0.1
157,000		Avangrid, Inc., 3.200%, 04/15/2025	171,755	0.1
300,000	(3)	Dominion Energy, Inc., 2.715%, 08/15/2021	306,735	0.2
550,000		DTE Energy Co., 2.600%, 06/15/2022	567,331	0.3
525,000		Duke Energy Corp., 1.800%, 09/01/2021	531,976	0.3
289,000		Duke Energy Corp., 2.400%, 08/15/2022	299,967	0.1
120,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	129,314	0.1
227,000	(1)	East Ohio Gas Co/The, 1.300%, 06/15/2025	228,513	0.1
230,000		Entergy Arkansas LLC, 3.050%, 06/01/2023	244,052	0.1
160,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	175,182	0.1
165,000		Evergy, Inc., 4.850%, 06/01/2021	169,557	0.1
200,000		Exelon Generation Co. LLC, 3.250%, 06/01/2025	215,834	0.1
245,000		FirstEnergy Corp., 4.250%, 03/15/2023	265,098	0.1
26,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	27,848	0.0
387,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	401,915	0.2
195,000		NextEra Energy Capital Holdings, Inc., 2.403%, 09/01/2021	199,455	0.1
152,000		NextEra Energy Capital Holdings, Inc., 2.750%, 05/01/2025	164,421	0.1
140,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	152,035	0.1
220,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	225,326	0.1
129,000		Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	139,698	0.1
105,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	110,946	0.1
204,000		PNM Resources, Inc., 3.250%, 03/09/2021	207,068	0.1
180,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	196,067	0.1
235,000	(2)	San Diego Gas & Electric Co., 3.000%, 08/15/2021	240,191	0.1
199,000		Southern California Edison Co., 2.400%, 02/01/2022	202,169	0.1
188,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	197,436	0.1
142,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	152,086	0.1
60,000		Wisconsin Power and Light Co., 2.250%, 11/15/2022	61,504	0.0
220,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	229,142	0.1
			6,726,208	3.5

	Total Corporate Bonds/Notes
	(Cost $82,902,733)		84,815,771	44.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%
650,000		BXMT 2020-FL2 Ltd., 1.094%, 02/16/2037	634,156	0.3
329,673		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450%), 01/25/2029	339,577	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
397,961		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350%), 05/25/2029	$ 415,162	0.2
600,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.185%, (US0001M + 3.000%), 10/25/2029	609,169	0.3
537,621		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.585%, (US0001M + 2.400%), 05/28/2030	530,479	0.3
517,903		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.385%, (US0001M + 2.200%), 08/25/2030	511,053	0.3
768,647		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550%), 12/25/2030	763,663	0.4
247,972		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.285%, (US0001M + 2.100%), 03/25/2031	244,381	0.1
176,945		Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	184,285	0.1
449		Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/2024	451	0.0
76,313		Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	80,016	0.0
16,083		Fannie Mae REMIC Trust 2010-19 PB, 3.000%, 12/25/2039	16,153	0.0
149,232		Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	152,569	0.1
1,009,612		Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	1,065,304	0.6
1,822,899		Freddie Mac 3049 XF, 0.535%, (US0001M + 0.350%), 05/15/2033	1,821,242	0.9
327,440		Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	376,975	0.2
783,819		Freddie Mac REMICS 3255 FA, 0.465%, (US0001M + 0.280%), 12/15/2036	781,314	0.4
97,312		Freddie Mac REMICS 3747 FA, 0.685%, (US0001M + 0.500%), 10/15/2040	97,625	0.1
604,509		Freddie Mac REMICS 3878 FA, 0.535%, (US0001M + 0.350%), 04/15/2041	603,926	0.3
100,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.485%, (US0001M + 2.300%), 10/25/2048	97,202	0.0
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.985%, (US0001M + 3.800%), 03/25/2029	305,867	0.2
124,226		Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/2039	125,937	0.1
779,995		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	826,326	0.4
448,953	(3)	Ginnie Mae Series 2014-53 JM, 7.104%, 04/20/2039	532,656	0.3

	Total Collateralized Mortgage Obligations
	(Cost $11,055,461)		11,115,488	5.8

U.S. TREASURY OBLIGATIONS: 10.2%
		U.S. Treasury Notes: 10.2%
5,663,000	(2)	0.125%,06/30/2022	5,660,124	2.9
7,879,000		0.250%,06/15/2023	7,896,235	4.1
6,000,000		1.125%,08/31/2021	6,066,563	3.2

	Total U.S. Treasury Obligations
	(Cost $19,592,409)		19,622,922	10.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.6%
270,000	(1)	Austin Fairmont Hotel Trust 2019-FAIR C, 1.635%, (US0001M + 1.450%), 09/15/2032	251,611	0.1
560,000	(1)	BFLD 2019-DPLO A, 1.275%, (US0001M + 1.090%), 10/15/2034	539,428	0.3
670,000	(1)	BHP Trust 2019-BXHP A, 1.160%, (US0001M + 0.975%), 08/15/2036	640,337	0.3
220,000	(1)	BHP Trust 2019-BXHP D, 1.956%, (US0001M + 1.771%), 08/15/2036	192,802	0.1
220,000	(1)	BHP Trust 2019-BXHP E, 2.752%, (US0001M + 2.568%), 08/15/2036	183,009	0.1
360,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.735%, (US0001M + 2.550%), 11/15/2036	338,587	0.2
90,000	(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	87,196	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
246,954		Citigroup Commercial Mortgage Trust 2015-GC27 AAB, 2.944%, 02/10/2048	$ 255,272	0.1
293,077		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	300,622	0.2
530,000	(1)	CLNY Trust 2019-IKPR A, 1.314%, (US0001M + 1.227%), 11/15/2038	480,364	0.2
200,000	(1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	203,860	0.1
540,000		COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	551,248	0.3
990,000	(1),(3)	COMM 2013-CR10 D Mortgage Trust, 4.949%, 08/10/2046	911,623	0.5
178,111		COMM 2012-CCRE1 A3 Mortgage Trust, 3.391%, 05/15/2045	182,132	0.1
120,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	101,132	0.1
680,000	(1),(3)	COMM 2013-SFS A2 Mortgage Trust, 3.086%, 04/12/2035	665,770	0.3
1,100,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 1.415%, (US0001M + 1.230%), 05/15/2036	1,090,581	0.6
192,000	(1)	CSWF 2018-TOP C, 1.635%, (US0001M + 1.450%), 08/15/2035	180,486	0.1
1,120,000	(1),(3)	DBRR 2011-LC2 A4B Trust, 4.537%, 07/12/2044	1,135,384	0.6
793,000	(1),(3)	DBUBS 2011-LC1A E, 5.876%, 11/10/2046	767,883	0.4
530,000	(1),(3)	DBUBS 2011-LC2A D, 5.714%, 07/10/2044	443,352	0.2
1,000,000	(1),(3)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	987,840	0.5
1,000,000	(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	771,383	0.4
38,989	(3)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	40,104	0.0
185,511		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	190,815	0.1
46,705	(3)	Ginnie Mae 2015-21 AF, 2.087%, 07/16/2048	47,602	0.0
164,435		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	167,782	0.1
58,938		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	60,170	0.0
366,310		Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	376,020	0.2
180,728		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	185,509	0.1
75,439		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	77,497	0.0
128,729		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	132,304	0.1
499,573		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	513,840	0.3
328,920		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	339,634	0.2
138,523		Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	142,020	0.1
250,000	(1),(3)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	241,644	0.1
800,000	(1)	Great Wolf Trust 2019-WOLF A, 1.219%, (US0001M + 1.034%), 12/15/2029	770,970	0.4
330,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	314,387	0.2
1,039,000	(1),(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	914,773	0.5
1,070,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.685%, (US0001M + 1.500%), 10/15/2036	1,012,995	0.5
870,000	(1),(3)	GS Mortgage Securities Trust 2011-GC3 D, 5.824%, 03/10/2044	848,069	0.4
290,000	(1),(3)	GS Mortgage Securities Trust 2012-GC6 C, 5.839%, 01/10/2045	240,105	0.1
320,000	(1)	GS Mortgage Securities Trust 2018-HART A, 1.275%, (US0001M + 1.090%), 10/15/2031	304,137	0.2
457,605		GS Mortgage Securities Trust 2020-GC45 A1, 2.019%, 02/13/2053	468,713	0.2
330,000	(1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	332,775	0.2
700,000	(1),(3)	Irvine Core Office Trust 2013-IRV A2, 3.279%, 05/15/2048	726,466	0.4
384,770		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	395,892	0.2
357,617		JPMBB Commercial Mortgage Securities Trust 2015-C32 ASB, 3.358%, 11/15/2048	375,597	0.2
279,030	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	285,112	0.1
730,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.822%, 11/15/2043	688,176	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,040,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.605%, 08/15/2046	$ 1,058,600	0.5
500,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	503,523	0.3
210,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.249%, 12/15/2047	208,069	0.1
900,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	738,554	0.4
300,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES D, 3.742%, 09/05/2032	297,208	0.2
1,539		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	1,546	0.0
1,100,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.370%, 11/15/2045	966,132	0.5
820,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.834%, 04/15/2047	778,870	0.4
220,000	(1)	MF1 2020-FL3 A Ltd., 2.235%, (US0001M + 2.050%), 07/15/2035	220,914	0.1
210,237		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 ASB, 2.699%, 12/15/2048	212,815	0.1
97,238		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	98,053	0.1
330,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 C, 5.071%, 04/15/2047	334,002	0.2
161,748		Morgan Stanley Capital I 2011-C3 A4, 4.118%, 07/15/2049	165,082	0.1
290,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	210,305	0.1
910,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	962,786	0.5
610,000		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	624,357	0.3
720,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	741,525	0.4
379,359		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 ASB, 3.326%, 12/15/2047	394,520	0.2
550,000	(1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	489,753	0.3
600,000		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	618,305	0.3
1,070,000	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.350%, (US0001M + 2.150%), 02/25/2035	1,073,928	0.6
389,932	(3)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.520%, 08/15/2039	389,007	0.2
160,000		UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	167,665	0.1
340,000	(1),(3)	Wells Fargo Commercial Mortgage Trust 2010-C1 B, 5.276%, 11/15/2043	340,980	0.2
224,000		Wells Fargo Commercial Mortgage Trust 2017-RC1 A2, 3.118%, 01/15/2060	229,484	0.1
1,187,595		WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	1,210,135	0.6
563,675	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	569,291	0.3
465,000	(1),(3)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.766%, 04/15/2045	452,819	0.2
270,000	(3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	289,756	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $37,596,991)		35,802,994	18.6

ASSET-BACKED SECURITIES: 17.6%
		Automobile Asset-Backed Securities: 6.3%
200,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	207,486	0.1
100,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	104,961	0.0
350,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	363,650	0.2
400,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	409,145	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
700,000		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	$ 704,997	0.4
400,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	395,356	0.2
350,000		Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	360,086	0.2
100,000		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	105,494	0.0
500,000		Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	523,239	0.3
550,000		Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	574,012	0.3
400,000		Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	400,891	0.2
250,000		Ford Credit Auto Lease Trust 2020-A A4, 1.880%, 05/15/2023	255,188	0.1
500,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	501,799	0.3
850,000		GM Financial Automobile Leasing Trust 2019-2 A4, 2.720%, 03/20/2023	868,671	0.4
300,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	309,126	0.2
300,000		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	306,955	0.1
550,000		GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	551,259	0.3
200,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	210,686	0.1
500,000		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	503,726	0.3
350,000	(1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	356,507	0.2
150,000		Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	153,400	0.1
200,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	208,286	0.1
300,000		Mercedes-Benz Auto Lease Trust 2020-A A4, 1.880%, 09/15/2025	306,425	0.1
350,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	371,964	0.2
250,000		Nissan Auto Lease Trust 2020-A A4, 1.880%, 04/15/2025	255,732	0.1
152,595	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	152,897	0.1
400,000		Santander Drive Auto Receivables Trust 2019-1 B, 3.210%, 09/15/2023	404,166	0.2
550,000		Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	558,712	0.3
300,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	308,575	0.2
900,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	919,091	0.5
149,276	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	151,451	0.1
350,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	362,293	0.2
			12,166,226	6.3

		Credit Card Asset-Backed Securities: 1.3%
700,000		BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	720,275	0.4
800,000		Capital One Multi-Asset Execution Trust 2019-A2 A2, 1.720%, 08/15/2024	822,833	0.4
450,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	463,732	0.2
600,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	610,697	0.3
			2,617,537	1.3

		Home Equity Asset-Backed Securities: 0.0%
4,718		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 07/25/2020	4,720	0.0

		Other Asset-Backed Securities: 9.3%
600,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 3.164%, (US0003M + 1.330%), 01/20/2033	588,097	0.3
700,000	(1)	Apidos CLO XXXII 2019-32A A1, 3.003%, (US0003M + 1.320%), 01/20/2033	686,981	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
400,000	(1)	Arbor Realty Commercial Real Estate Notes 2019-FL2 A Ltd., 1.385%, (US0001M + 1.200%), 06/15/2034	$ 388,196	0.2
400,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 2.449%, (US0003M + 1.230%), 01/15/2030	384,393	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 2.485%, (US0003M + 1.350%), 07/18/2029	241,479	0.1
500,000	(1)	Barings Clo Ltd. 2019-4A A1, 2.935%, (US0003M + 1.330%), 01/15/2033	490,139	0.3
600,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 3.233%, (US0003M + 1.330%), 01/17/2033	589,083	0.3
250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 2.335%, (US0003M + 1.200%), 01/20/2031	241,241	0.1
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 2.385%, (US0003M + 1.250%), 10/17/2030	245,499	0.1
250,000	(1)	CIFC Funding 2013-2A A1LR, 2.345%, (US0003M + 1.210%), 10/18/2030	246,248	0.1
250,000	(1)	CIFC Funding 2015-IA ARR Ltd., 2.208%, (US0003M + 1.110%), 01/22/2031	243,973	0.1
600,000	(1)	CIFC Funding 2019-6A A1 Ltd., 2.506%, (US0003M + 1.330%), 01/16/2033	589,223	0.3
250,000	(1)	CIFC Funding 2019-6A A2 Ltd., 2.926%, (US0003M + 1.750%), 01/16/2033	249,482	0.1
150,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	152,018	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 2.315%, (US0003M + 1.180%), 10/20/2030	244,743	0.1
300,000	(1)	Dryden 68 CLO Ltd. 2019-68A A, 2.529%, (US0003M + 1.310%), 07/15/2032	293,899	0.2
250,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 2.569%, (US0003M + 1.350%), 04/15/2028	241,891	0.1
360,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.592%, (US0003M + 1.200%), 08/15/2030	354,348	0.2
250,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 2.385%, (US0003M + 1.250%), 01/20/2030	242,851	0.1
250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.240%, (US0003M + 1.220%), 07/24/2030	245,377	0.1
260,000	(1)	Grand Avenue CRE 2020-FL2 A Ltd., 2.632%, (US0001M + 2.450%), 03/15/2035	260,586	0.1
529,045	(1)	Invitation Homes 2017-SFR2 A Trust, 1.044%, (US0001M + 0.850%), 12/17/2036	522,535	0.3
500,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 3.131%, (US0003M + 1.380%), 01/20/2033	492,197	0.3
500,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.607%, (US0003M + 1.200%), 04/17/2033	487,471	0.3
310,000	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.315%, (US0001M + 1.130%), 05/09/2036	301,596	0.2
600,000	(1)	Madison Park Funding XXXVII Ltd. 2019-37A A1, 2.519%, (US0003M + 1.300%), 07/15/2032	587,015	0.3
250,000	(1)	Magnetite XII Ltd. 2015-12A ARR, 2.319%, (US0003M + 1.100%), 10/15/2031	243,509	0.1
850,000	(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	820,335	0.4
340,000	(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 3.243%, (US0003M + 1.340%), 01/19/2033	333,664	0.2
700,000	(1)	Niagara Park Clo Ltd. 2019-B A4, 2.435%, (US0003M + 1.300%), 07/17/2032	685,209	0.4
250,000	(1)	OCP Clo 2019-17A C1 Ltd., 2.885%, (US0003M + 1.750%), 07/20/2032	244,385	0.1
250,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.455%, (US0003M + 1.320%), 03/17/2030	245,535	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.594%, (US0003M + 1.375%), 07/15/2029	$ 242,094	0.1
250,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.485%, (US0003M + 1.350%), 07/19/2030	241,978	0.1
600,000	(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.566%, (US0003M + 1.180%), 11/18/2031	584,685	0.3
500,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A A1, 2.455%, (US0003M + 1.320%), 07/20/2032	492,748	0.3
500,000	(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.732%, (US0003M + 1.340%), 11/15/2032	488,201	0.3
250,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 2.335%, (US0003M + 1.200%), 10/17/2031	244,100	0.1
500,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.235%, (US0003M + 1.100%), 07/20/2030	489,897	0.3
153,292	(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	155,494	0.1
171,893	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	174,338	0.1
421,519	(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	426,179	0.2
590,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 3.231%, (US0003M + 1.400%), 01/15/2033	568,594	0.3
400,000	(1)	Symphony CLO XXI Ltd. 2019-21A A, 2.599%, (US0003M + 1.380%), 07/15/2032	392,768	0.2
250,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 2.365%, (US0003M + 1.230%), 07/20/2030	245,225	0.1
400,000	(1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 2.869%, (US0003M + 1.650%), 01/15/2033	389,518	0.2
300,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	303,725	0.2
200,000		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	204,489	0.1
88,222	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	88,595	0.0
			17,915,826	9.3

		Student Loan Asset-Backed Securities: 0.7%
138,760	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	142,621	0.1
321,914	(1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	326,231	0.2
300,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 1.785%, (US0001M + 1.600%), 10/15/2031	300,371	0.1
500,000	(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	514,361	0.3
			1,283,584	0.7

	Total Asset-Backed Securities
	(Cost $33,986,623)		33,987,893	17.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.6%
		Federal Home Loan Mortgage Corporation: 0.5%(4)
438,000		0.350%,05/13/2022	438,013	0.2
34,907		5.500%,01/01/2037	38,460	0.0
29,790		5.500%,08/01/2038	32,807	0.0
9,506		5.500%,10/01/2038	10,471	0.0
4,965		5.500%,10/01/2038	5,465	0.0
219,219		5.500%,11/01/2038	251,980	0.2
107,249		5.500%,02/01/2039	118,131	0.1
			895,327	0.5

		Uniform Mortgage-Backed Securities: 0.1%
87,612		5.000%,03/01/2027	92,226	0.0
122,766		5.000%,07/01/2034	140,918	0.1
			233,144	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,096,356)		1,128,471	0.6

	Total Long-Term Investments
	(Cost $186,230,573)		186,473,539	96.9

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
	Repurchase Agreements: 3.7%
1,145,454	(5) BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%-0.24%, due 07/01/20 (Repurchase Amount $1,145,461, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $1,201,818, due 08/15/20-02/15/48)	$ 1,145,454	0.6
1,678,000	(5) Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,678,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,711,560, due 08/01/20-02/20/70)	1,678,000	0.8
1,030,018	(5) Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,030,022, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,050,623, due 07/31/20-11/15/49)	1,030,018	0.5
1,678,017	(5) Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,678,021, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,711,577, due 07/31/21-05/20/70)	1,678,017	0.9
1,678,017	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,678,021, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,711,577, due 07/31/20-07/01/50)	1,678,017	0.9

	Total Repurchase Agreements
	(Cost $7,209,506)	7,209,506	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
5,734,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $5,734,000)	5,734,000	3.0

	Total Short-Term Investments
	(Cost $12,943,506)	12,943,506	6.7

	Total Investments in Securities (Cost $199,174,079)	$ 199,417,045	103.6
	Liabilities in Excess of Other Assets	(7,013,966)	(3.6)
	Net Assets	$ 192,403,079	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2020.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$84,815,771	$–	$84,815,771
Collateralized Mortgage Obligations	–	11,115,488	–	11,115,488
Asset-Backed Securities	–	33,987,893	–	33,987,893
Commercial Mortgage-Backed Securities	–	35,802,994	–	35,802,994
U.S. Government Agency Obligations	–	1,128,471	–	1,128,471
U.S. Treasury Obligations	–	19,622,922	–	19,622,922
Short-Term Investments	5,734,000	7,209,506	–	12,943,506
Total Investments, at fair value	$5,734,000	$193,683,045	$–	$199,417,045
Other Financial Instruments+
Futures	7,446	–	–	7,446
Total Assets	$5,741,446	$193,683,045	$–	$199,424,491
Liabilities Table
Other Financial Instruments+
Futures	$(53,484)	$–	$–	$(53,484)
Total Liabilities	$(53,484)	$–	$–	$(53,484)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
CBOE Volatility Index	3	08/19/20	$95,475	$(4,461)
U.S. Treasury 2-Year Note	238	09/30/20	52,557,094	7,446
			$52,652,569	$2,985
Short Contracts:
U.S. Treasury 10-Year Note	(11)	09/21/20	(1,530,891)	(4,204)
U.S. Treasury 5-Year Note	(150)	09/30/20	(18,861,328)	(44,819)
			$(20,392,219)	$(49,023)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $199,614,065.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 2,601,295
Gross Unrealized Depreciation	(2,844,353)
Net Unrealized Depreciation	$ (243,058)